Equity-Based Compensation - Summary of Fair Value Assumptions of Incentive Units at Grant Date and Modification Date (Detail)		9 Months Ended
	Jun. 11, 2019	Sep. 30, 2021
Class B Unit Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	25.80%	57.00%
Risk-free rate	1.89%	0.10%
Time to exit (years)	2 years 6 months	1 year 7 months 6 days
Modified Class B Unit Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		46.00%
Risk-free rate		0.20%
Time to exit (years)		1 year 2 months 12 days